Consolidated income statement - EUR (€) € in Millions	6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Consolidated income statement
Revenue	€ 21,939	€ 21,848
Cost of sales	(15,010)	(15,173)
Gross profit	6,929	6,675
Selling and distribution expenses	(1,883)	(1,907)
Administrative expenses	(2,590)	(2,425)
Net credit losses on financial assets	(302)	(356)
Share of results of equity accounted associates and joint ventures	(2,601)	(430)
Impairment loss		(3,495)
Other income and expense	1,024	(91)
Operating profit/(loss)	577	(2,029)
Non-operating income and expense		(3)
Investment income	281	184
Finance costs	(1,369)	(999)
Loss before taxation	(511)	(2,847)
Income tax expense	(1,380)	(1,420)
Loss for the financial period from continuing operations	(1,891)	(4,267)
Loss for the financial period from discontinued operations		(3,535)
Loss for the financial period	(1,891)	(7,802)
Attributable to:
Owners of the parent	(2,128)	(7,934)
Non-controlling interests	237	132
Loss for the financial period	€ (1,891)	€ (7,802)
Loss per share
Basic - From continuing operations (in eurocents per share)	€ (7.24)	€ (16.02)
Diluted - From continuing operations (in eurocents per share)	(7.24)	(16.02)
Basic - Total Group (in eurocents per share)	(7.24)	(28.89)
Diluted - Total Group (in eurocents per share)	€ (7.24)	€ (28.89)